Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total income	£ 18,194	£ 15,408	£ 15,778
Operating expenses	(12,398)	(10,259)	(9,459)
Total assets	1,203,537	1,061,778	£ 1,059,700
Total liabilities	1,144,584	1,005,461
Parent
Disclosure of transactions between related parties [line items]
Total income	(751)	(611)
Operating expenses	(69)	(64)
Total assets	1,575	6,491
Total liabilities	40,827	32,141
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Total income	199	20
Operating expenses	(3,459)	(3,195)
Total assets	9,056	909
Total liabilities	6,668	3,962
Associates
Disclosure of transactions between related parties [line items]
Total income	(2)	0
Operating expenses	0	0
Total assets	0	0
Total liabilities	407	177
Pension funds
Disclosure of transactions between related parties [line items]
Total income	3	3
Operating expenses	(1)	(1)
Total assets	3	3
Total liabilities	£ 166	£ 81